iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
General Electric Co. ....................... 37,986 $ 12,298,347
Howmet Aerospace, Inc. .................... 9,719 2,509,932
L3Harris Technologies, Inc. .................. 4,532 1,428,396
Northrop Grumman Corp. ................... 1,630 918,798
RTX Corp. ............................. 16,306 2,929,536
TransDigm Group, Inc. ..................... 1,367 1,720,124
21,805,133
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,293 766,944
Expeditors International of Washington, Inc. ....... 6,442 1,017,772
FedEx Corp. ............................ 5,344 2,200,392
United Parcel Service, Inc. , Class B ............ 18,054 1,926,181
5,911,289
a
Automobile Components  —  0 .0%
Aptiv PLC
(a)
............................. 7,744 526,127
a
Automobiles  —  2 .5%
Ford Motor Co. .......................... 142,461 2,484,520
General Motors Co. ....................... 32,868 2,735,933
Rivian Automotive, Inc. , Class A
(a)
.............. 38,981 635,390
Tesla, Inc.
(a)
............................. 136,418 59,449,600
65,305,443
a
Banks  —  2 .3%
Bank of America Corp. ..................... 246,808 12,735,293
Citigroup, Inc. ........................... 41,344 5,205,209
Citizens Financial Group, Inc. ................ 5,147 320,452
Fifth Third Bancorp ....................... 10,975 547,982
Huntington Bancshares, Inc. ................. 24,685 403,847
JPMorgan Chase & Co. .................... 97,521 29,189,010
KeyCorp ............................... 11,049 235,675
M&T Bank Corp. ......................... 1,798 388,566
PNC Financial Services Group, Inc. (The) ........ 4,872 1,077,297
Regions Financial Corp. .................... 10,346 289,688
Truist Financial Corp. ...................... 15,035 724,837
U.S. Bancorp ........................... 37,627 2,063,841
Wells Fargo & Co. ........................ 74,276 5,759,361
58,941,058
a
Beverages  —  1 .2%
Coca-Cola Co. (The) ...................... 187,774 14,836,024
Constellation Brands, Inc. , Class A ............. 5,041 699,792
Keurig Dr Pepper, Inc. ..................... 62,567 1,878,887
Monster Beverage Corp.
(a)
................... 34,367 3,027,045
PepsiCo, Inc. ........................... 66,253 9,553,020
29,994,768
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 85,740 18,667,313
Amgen, Inc. ............................ 26,126 8,798,976
Biogen, Inc.
(a)
........................... 7,117 1,394,932
Gilead Sciences, Inc. ...................... 60,166 8,088,115
Natera, Inc.
(a)
........................... 6,522 1,456,819
Regeneron Pharmaceuticals, Inc. .............. 3,776 2,321,409
Vertex Pharmaceuticals, Inc.
(a)
................ 12,329 5,517,721
46,245,285
a
Broadline Retail  —  5 .1%
Amazon.com, Inc.
(a)
....................... 469,178 126,978,334
eBay, Inc. .............................. 20,633 2,254,568
Security Shares Value
a
Broadline Retail (continued)
MercadoLibre, Inc.
(a)
....................... 2,215 $ 3,755,865
132,988,767
a
Building Products  —  0 .5%
Carlisle Companies, Inc. .................... 1,988 685,482
Carrier Global Corp. ....................... 27,331 1,745,631
Johnson Controls International PLC ............ 29,666 3,977,024
Lennox International, Inc. ................... 1,515 760,772
Masco Corp. ............................ 4,918 345,490
Trane Technologies PLC .................... 10,733 4,843,803
12,358,202
a
Capital Markets  —  2 .9%
Ameriprise Financial, Inc. ................... 2,170 967,191
Bank of New York Mellon Corp. (The) ........... 24,967 3,481,149
BlackRock, Inc.
(b)
......................... 7,158 7,493,567
Blackstone, Inc. .......................... 35,971 4,207,528
Carlyle Group, Inc. (The) .................... 9,523 432,630
Cboe Global Markets, Inc. ................... 5,012 1,671,803
Charles Schwab Corp. (The) ................. 80,036 6,991,145
CME Group, Inc. , Class A ................... 17,581 4,809,107
Goldman Sachs Group, Inc. (The) ............. 10,729 11,003,233
Interactive Brokers Group, Inc. , Class A .......... 15,392 1,338,642
Intercontinental Exchange, Inc. ............... 27,451 4,058,630
KKR & Co., Inc. .......................... 30,257 2,902,857
LPL Financial Holdings, Inc. .................. 1,950 533,851
Moody's Corp. ........................... 7,306 3,311,444
Morgan Stanley .......................... 43,079 8,960,432
Nasdaq, Inc. ............................ 22,044 2,039,511
Northern Trust Corp. ....................... 4,253 703,659
Robinhood Markets, Inc. , Class A
(a)
............. 36,388 3,431,388
S&P Global, Inc. ......................... 14,695 6,230,680
State Street Corp. ........................ 6,763 1,052,593
T Rowe Price Group, Inc. ................... 5,269 550,769
Tradeweb Markets, Inc. , Class A ............... 5,631 564,508
76,736,317
a
Chemicals  —  0 .9%
Corteva, Inc. ............................ 24,410 1,910,815
Dow, Inc. .............................. 26,157 882,799
DuPont de Nemours, Inc. ................... 14,898 721,361
Ecolab, Inc. ............................ 12,320 3,153,920
International Flavors & Fragrances, Inc. .......... 12,075 918,304
Linde PLC ............................. 22,457 11,176,624
PPG Industries, Inc. ....................... 10,851 1,225,946
Sherwin-Williams Co. (The) .................. 11,386 3,459,522
23,449,291
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 16,478 2,822,022
Republic Services, Inc. , Class A ............... 9,736 1,951,484
Veralto Corp. ............................ 11,908 979,195
Waste Connections, Inc. .................... 6,196 923,328
Waste Management, Inc. .................... 19,532 4,130,237
10,806,266
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(a)
..................... 51,769 8,255,602
Ciena Corp.
(a)
........................... 5,708 3,311,953
Cisco Systems, Inc. ....................... 191,465 23,056,215
F5, Inc.
(a)
.............................. 2,736 1,049,119
Lumentum Holdings, Inc.
(a)
.................. 3,464 2,961,582
Motorola Solutions, Inc. .................... 4,024 1,622,799
40,257,270
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 1,699 $ 3,106,129
Quanta Services, Inc. ...................... 7,275 5,177,835
8,283,964
a
Construction Materials  —  0 .3%
CRH PLC .............................. 32,457 3,530,997
Martin Marietta Materials, Inc. ................ 2,915 1,695,481
Vulcan Materials Co. ...................... 6,322 1,788,620
7,015,098
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 25,763 8,153,217
Capital One Financial Corp. .................. 21,753 4,088,041
SoFi Technologies, Inc.
(a)
.................... 61,827 1,126,488
13,367,746
a
Consumer Staples Distribution & Retail  —  1 .5%
Costco Wholesale Corp. .................... 10,757 10,287,134
Dollar Tree, Inc.
(a)
......................... 6,821 794,237
Sysco Corp. ............................ 17,382 1,317,730
Target Corp. ............................ 16,457 2,091,191
Walmart, Inc. ............................ 212,560 24,603,820
39,094,112
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 22,393 869,296
Avery Dennison Corp. ...................... 3,728 593,013
Ball Corp. .............................. 12,257 670,090
International Paper Co. ..................... 18,289 612,133
Packaging Corp. of America ................. 3,242 709,706
Smurfit Westrock PLC ..................... 19,066 784,566
4,238,804
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 7,980 593,872
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 338,468 8,394,006
Comcast Corp. , Class A .................... 130,468 3,244,739
Verizon Communications, Inc. ................ 202,634 9,687,932
21,326,677
a
Electric Utilities  —  1 .1%
Alliant Energy Corp. ....................... 9,395 672,776
American Electric Power Co., Inc. .............. 13,178 1,669,257
Constellation Energy Corp. .................. 14,925 4,294,669
Duke Energy Corp. ....................... 18,856 2,314,197
Evergy, Inc. ............................. 5,589 458,521
Eversource Energy ....................... 18,221 1,243,948
Exelon Corp. ............................ 49,593 2,263,424
FirstEnergy Corp. ........................ 19,972 926,501
NextEra Energy, Inc. ...................... 101,092 8,796,015
NRG Energy, Inc. ......................... 7,410 993,533
PG&E Corp. ............................ 106,750 1,744,295
Southern Co. (The) ....................... 27,318 2,514,622
27,891,758
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 8,331 1,881,557
Eaton Corp. PLC ......................... 18,802 7,532,081
Emerson Electric Co. ...................... 27,239 3,917,513
GE Vernova, Inc. ......................... 6,527 6,320,225
Hubbell, Inc. , Class B ...................... 2,569 1,216,704
Rockwell Automation, Inc. ................... 5,439 2,453,315
Vertiv Holdings Co. , Class A ................. 17,613 5,560,600
28,881,995
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 29,793 $ 4,432,007
CDW Corp. ............................. 4,656 584,095
Coherent Corp.
(a)
......................... 1,855 670,527
Corning, Inc. ............................ 28,895 5,234,618
Flex Ltd.
(a)
.............................. 13,369 2,015,778
Jabil, Inc. .............................. 1,278 465,908
Keysight Technologies, Inc.
(a)
................. 8,317 2,813,890
TE Connectivity PLC ...................... 14,230 3,036,824
19,253,647
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 48,071 3,070,775
Halliburton Co. .......................... 40,483 1,572,765
SLB Ltd. ............................... 72,760 3,969,058
TechnipFMC PLC ........................ 19,391 1,326,732
9,939,330
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 8,193 1,652,692
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 7,735 702,261
Netflix, Inc.
(a)
............................ 204,123 17,558,660
Take-Two Interactive Software, Inc.
(a)
............ 8,528 1,911,637
Walt Disney Co. (The) ..................... 64,412 6,559,074
Warner Bros Discovery, Inc.
(a)
................ 57,108 1,542,487
29,926,811
a
Financial Services  —  2 .1%
Apollo Global Management, Inc. ............... 15,234 1,960,768
Block, Inc. , Class A
(a)
...................... 24,822 1,879,522
Fidelity National Information Services, Inc. ........ 24,930 1,071,741
Fiserv, Inc.
(a)
............................ 19,444 1,099,753
Global Payments, Inc. ..................... 8,507 642,364
Mastercard, Inc. , Class A .................... 39,686 19,604,090
PayPal Holdings, Inc. ...................... 41,434 1,854,171
Toast, Inc. , Class A
(a)
...................... 17,146 446,310
Visa, Inc. , Class A ........................ 81,498 26,597,687
55,156,406
a
Food Products  —  0 .3%
Archer-Daniels-Midland Co. .................. 5,844 466,234
Bunge Global SA ......................... 4,584 565,207
General Mills, Inc. ........................ 25,868 874,597
Hershey Co. (The) ........................ 7,180 1,393,136
Kraft Heinz Co. (The) ...................... 31,194 748,968
McCormick & Co., Inc. , NVS ................. 12,309 583,077
Mondelez International, Inc. , Class A ............ 62,142 3,801,226
Tyson Foods, Inc. , Class A .................. 10,249 625,394
9,057,839
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 90,169 4,081,049
JB Hunt Transport Services, Inc. .............. 921 254,592
Norfolk Southern Corp. ..................... 10,885 3,319,489
Old Dominion Freight Line, Inc. ............... 9,086 2,045,713
Uber Technologies, Inc.
(a)
................... 86,400 6,082,560
Union Pacific Corp. ....................... 28,786 7,560,355
XPO, Inc.
(a)
............................. 4,155 890,209
24,233,967
a
Health Care Equipment & Supplies  —  1 .1%
Abbott Laboratories ....................... 63,325 5,420,620
Becton Dickinson & Co. .................... 10,355 1,523,428
Boston Scientific Corp.
(a)
.................... 72,045 3,480,494
Dexcom, Inc.
(a)
.......................... 4,667 344,144
Edwards Lifesciences Corp.
(a)
................ 27,951 2,416,923

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. ............. 16,596 $ 1,034,595
IDEXX Laboratories, Inc.
(a)
................... 3,848 2,168,463
Intuitive Surgical, Inc.
(a)
..................... 12,920 5,486,349
Medtronic PLC .......................... 46,675 3,445,082
Stryker Corp. ........................... 8,357 2,549,637
Zimmer Biomet Holdings, Inc. ................ 7,041 579,685
28,449,420
a
Health Care Providers & Services  —  1 .4%
Cardinal Health, Inc. ....................... 8,555 1,683,624
Cencora, Inc. ........................... 6,711 1,807,675
Cigna Group (The) ........................ 6,387 1,771,754
CVS Health Corp. ........................ 46,256 4,208,371
Elevance Health, Inc. ...................... 10,653 4,188,653
Humana, Inc. ........................... 4,372 1,335,296
Labcorp Holdings, Inc. ..................... 3,990 1,037,640
McKesson Corp. ......................... 4,459 3,310,540
UnitedHealth Group, Inc. .................... 44,001 16,734,020
36,077,573
a
Health Care REITs  —  0 .3%
Ventas, Inc. ............................ 17,284 1,459,115
Welltower, Inc. ........................... 34,154 7,012,841
8,471,956
a
Health Care Technology  —  0 .0%
Veeva Systems, Inc. , Class A
(a)
............... 7,129 1,242,870
a
Hotels, Restaurants & Leisure  —  1 .5%
Airbnb, Inc. , Class A
(a)
...................... 20,536 2,737,654
Booking Holdings, Inc. ..................... 37,965 6,356,480
Carnival Corp. Ltd. ........................ 15,499 434,902
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 63,142 2,011,704
Domino's Pizza, Inc. ....................... 1,464 454,689
Expedia Group, Inc. ....................... 5,678 1,282,036
Flutter Entertainment PLC , Class DI
(a)
........... 6,771 656,652
Hilton Worldwide Holdings, Inc. ............... 11,090 3,633,749
Hyatt Hotels Corp. , Class A .................. 1,896 343,858
Las Vegas Sands Corp. .................... 14,479 732,203
Marriott International, Inc. , Class A ............. 10,601 3,981,736
McDonald's Corp. ........................ 34,435 9,614,252
Starbucks Corp. .......................... 55,226 5,476,210
Yum! Brands, Inc. ........................ 13,401 1,982,678
39,698,803
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 5,950 1,391,824
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 11,476 1,097,450
Clorox Co. (The) ......................... 5,865 527,967
Colgate-Palmolive Co. ..................... 36,944 3,329,763
Kimberly-Clark Corp. ...................... 16,088 1,570,189
Procter & Gamble Co. (The) ................. 112,656 16,172,895
22,698,264
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Vistra Corp. ............................ 12,308 1,972,111
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 25,534 3,910,022
Honeywell International, Inc. ................. 23,113 5,497,658
9,407,680
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 45,191 6,483,553
a
Security Shares Value
a
Insurance  —  1 .1%
Aflac, Inc. .............................. 22,470 $ 2,526,077
Allstate Corp. (The) ....................... 6,257 1,289,505
American International Group, Inc. ............. 25,925 1,924,413
Aon PLC , Class A ........................ 9,866 3,118,248
Arch Capital Group Ltd.
(a)
................... 12,624 1,127,828
Arthur J Gallagher & Co. .................... 9,353 1,880,982
Chubb Ltd. ............................. 12,705 3,960,530
Everest Group Ltd. ........................ 479 155,210
Hartford Insurance Group, Inc. (The) ............ 9,996 1,270,792
Marsh & McLennan Companies, Inc. ............ 23,354 3,735,939
MetLife, Inc. ............................ 13,434 1,110,857
Principal Financial Group, Inc. ................ 5,251 544,109
Progressive Corp. (The) .................... 14,185 2,700,824
Prudential Financial, Inc. .................... 8,432 848,597
Travelers Companies, Inc. (The) ............... 5,151 1,503,525
W R Berkley Corp. ........................ 5,215 331,361
Willis Towers Watson PLC ................... 4,587 1,145,236
29,174,033
a
Interactive Media & Services  —  9 .9%
Alphabet, Inc. , Class A ..................... 282,229 107,342,978
Alphabet, Inc. , Class C , NVS ................. 224,066 84,345,164
Meta Platforms, Inc. , Class A ................. 106,454 67,333,220
Pinterest, Inc. , Class A
(a)
.................... 3,328 66,726
Snap, Inc. , Class A , NVS
(a)
.................. 4,825 27,551
259,115,639
a
IT Services  —  1 .0%
Accenture PLC , Class A .................... 29,756 5,566,455
Cloudflare, Inc. , Class A
(a)
................... 15,035 3,635,764
Cognizant Technology Solutions Corp. , Class A ..... 23,184 1,292,624
International Business Machines Corp. .......... 34,106 10,156,767
Okta, Inc. , Class A
(a)
....................... 8,207 1,011,677
Snowflake, Inc. , Class A
(a)
................... 15,920 4,068,356
Twilio, Inc. , Class A
(a)
...................... 6,982 1,331,048
27,062,691
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 13,696 1,856,219
Danaher Corp. .......................... 30,872 5,639,388
Illumina, Inc.
(a)
........................... 7,228 1,177,875
IQVIA Holdings, Inc.
(a)
...................... 8,231 1,499,770
Mettler-Toledo International, Inc.
(a)
............. 988 1,166,413
Thermo Fisher Scientific, Inc. ................. 18,019 8,874,538
Waters Corp.
(a)
.......................... 4,769 1,829,245
West Pharmaceutical Services, Inc. ............ 2,616 844,471
22,887,919
a
Machinery  —  1 .6%
Caterpillar, Inc. .......................... 16,919 14,818,845
CNH Industrial N.V. ....................... 31,578 322,411
Cummins, Inc. ........................... 5,022 3,247,376
Deere & Co. ............................ 11,790 6,392,302
Dover Corp. ............................ 6,529 1,379,969
Fortive Corp. ............................ 13,800 804,816
Graco, Inc. ............................. 8,044 606,920
IDEX Corp. ............................. 3,598 758,566
Illinois Tool Works, Inc. ..................... 6,629 1,639,219
Ingersoll Rand, Inc. ....................... 18,992 1,360,587
Nordson Corp. ........................... 1,933 555,409
Otis Worldwide Corp. ...................... 18,837 1,334,413
PACCAR, Inc. ........................... 19,139 2,112,371
Parker-Hannifin Corp. ...................... 4,593 3,879,386
Pentair PLC ............................ 5,878 416,397
Westinghouse Air Brake Technologies Corp. ....... 6,186 1,615,536

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 11,792 $ 1,291,696
42,536,219
a
Media  —  0 .1%
Charter Communications, Inc. , Class A
(a)
......... 2,963 426,820
Fox Corp. , Class A , NVS .................... 4,865 310,971
News Corp. , Class A , NVS .................. 13,315 347,522
Omnicom Group, Inc. ...................... 10,354 752,839
1,838,152
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 52,354 5,748,993
Nucor Corp. ............................ 8,080 2,020,000
Steel Dynamics, Inc. ....................... 5,003 1,301,530
9,070,523
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 34,817 760,751
a
Multi-Utilities  —  0 .5%
Ameren Corp. ........................... 13,412 1,448,094
Consolidated Edison, Inc. ................... 17,866 1,887,186
Dominion Energy, Inc. ...................... 42,611 2,852,380
DTE Energy Co. ......................... 7,560 1,080,097
NiSource, Inc. ........................... 23,237 1,074,014
Public Service Enterprise Group, Inc. ........... 24,180 1,901,757
Sempra ............................... 23,746 2,116,481
WEC Energy Group, Inc. .................... 7,887 875,851
13,235,860
a
Oil, Gas & Consumable Fuels  —  1 .5%
Chevron Corp. ........................... 44,743 8,163,808
ConocoPhillips .......................... 29,623 3,376,430
Diamondback Energy, Inc. ................... 6,909 1,322,935
EOG Resources, Inc. ...................... 12,991 1,732,740
Expand Energy Corp. ...................... 5,831 542,166
Exxon Mobil Corp. ........................ 100,740 14,633,492
Occidental Petroleum Corp. .................. 26,893 1,522,951
ONEOK, Inc. ............................ 30,542 2,563,695
Texas Pacific Land Corp. .................... 2,836 1,114,548
Williams Companies, Inc. (The) ............... 44,453 3,173,500
38,146,265
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,973 492,653
United Airlines Holdings, Inc.
(a)
................ 2,944 337,971
830,624
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 11,987 1,066,244
Kenvue, Inc. ............................ 92,915 1,605,571
2,671,815
a
Pharmaceuticals  —  3 .8%
Bristol-Myers Squibb Co. .................... 98,976 5,659,448
Eli Lilly & Co. ........................... 38,933 43,020,965
Johnson & Johnson ....................... 116,752 26,307,728
Merck & Co., Inc. ......................... 119,851 14,228,711
Pfizer, Inc. ............................. 275,740 7,218,873
Zoetis, Inc. , Class A ....................... 20,390 1,584,099
98,019,824
a
Professional Services  —  0 .4%
Automatic Data Processing, Inc. ............... 19,519 4,330,095
Broadridge Financial Solutions, Inc. ............ 5,665 870,824
Equifax, Inc. ............................ 5,851 970,037
Jacobs Solutions, Inc. ...................... 5,699 683,082
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 5,803 $ 741,623
Paychex, Inc. ........................... 15,635 1,516,282
TransUnion ............................. 9,359 669,730
Verisk Analytics, Inc. , Class A ................. 6,347 1,110,662
10,892,335
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 10,735 1,342,305
CoStar Group, Inc.
(a)
....................... 20,356 655,463
1,997,768
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 6,751 1,232,125
Equity Residential ........................ 12,259 802,352
Essex Property Trust, Inc. ................... 3,133 854,181
Mid-America Apartment Communities, Inc. ........ 2,815 363,332
Sun Communities, Inc. ..................... 1,490 184,253
3,436,243
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 32,680 786,934
Realty Income Corp. ....................... 45,202 2,769,979
Regency Centers Corp. .................... 7,995 618,413
Simon Property Group, Inc. .................. 15,749 3,227,128
7,402,454
a
Semiconductors & Semiconductor Equipment  —  18 .7%
Advanced Micro Devices, Inc.
(a)
............... 79,038 40,791,512
Analog Devices, Inc. ....................... 23,660 9,791,691
Applied Materials, Inc. ..................... 28,860 12,988,732
Broadcom, Inc. .......................... 218,036 97,411,944
Credo Technology Group Holding Ltd.
(a)
.......... 6,036 1,424,677
Entegris, Inc. ............................ 1,853 257,178
First Solar, Inc.
(a)
......................... 3,711 1,138,498
Intel Corp.
(a)
............................ 106,485 12,211,700
KLA Corp. .............................. 6,351 12,204,780
Lam Research Corp. ...................... 45,399 14,445,054
Marvell Technology, Inc. .................... 41,334 8,473,470
Microchip Technology, Inc. ................... 26,225 2,482,196
Micron Technology, Inc. ..................... 13,664 13,267,744
Monolithic Power Systems, Inc. ............... 2,264 3,545,900
NVIDIA Corp. ........................... 1,119,045 236,275,161
NXP Semiconductors N.V. ................... 12,249 3,936,216
ON Semiconductor Corp.
(a)
.................. 14,305 1,725,469
QUALCOMM, Inc. ........................ 51,719 12,982,503
Teradyne, Inc. ........................... 5,698 2,132,818
487,487,243
a
Software  —  9 .4%
Adobe, Inc.
(a)
............................ 19,594 5,078,961
Atlassian Corp. , Class A
(a)
................... 8,226 885,200
Autodesk, Inc.
(a)
.......................... 10,223 2,364,682
Cadence Design Systems, Inc.
(a)
.............. 13,385 5,018,438
Datadog, Inc. , Class A
(a)
.................... 15,137 3,744,137
Fortinet, Inc.
(a)
........................... 30,489 4,206,567
Gen Digital, Inc. .......................... 25,690 662,545
Intuit, Inc. .............................. 13,407 4,444,823
Microsoft Corp. .......................... 341,955 153,961,819
Oracle Corp. ............................ 62,733 14,163,857
Palantir Technologies, Inc. , Class A
(a)
........... 105,567 16,525,458
Palo Alto Networks, Inc.
(a)
................... 39,311 11,073,516
PTC, Inc.
(a)
............................. 5,773 800,888
Salesforce, Inc. .......................... 38,671 7,390,028
Samsara, Inc. , Class A
(a)
.................... 16,969 593,745
ServiceNow, Inc.
(a)
........................ 50,698 6,305,310
Synopsys, Inc.
(a)
......................... 8,818 4,194,017

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Trimble, Inc.
(a)
........................... 11,336 $ 639,464
Workday, Inc. , Class A
(a)
.................... 10,200 1,491,138
Zscaler, Inc.
(a)
........................... 5,064 707,593
244,252,186
a
Specialized REITs  —  0 .6%
American Tower Corp. ..................... 22,586 4,222,679
Digital Realty Trust, Inc. .................... 12,489 2,372,910
Equinix, Inc. ............................ 3,587 3,831,059
Extra Space Storage, Inc. ................... 7,674 1,107,435
Iron Mountain, Inc. ........................ 14,424 1,849,878
Public Storage ........................... 5,749 1,745,914
SBA Communications Corp. , Class A ............ 5,125 1,041,195
Weyerhaeuser Co. ........................ 26,208 642,358
16,813,428
a
Specialty Retail  —  1 .0%
Best Buy Co., Inc. ........................ 7,224 563,111
Dick's Sporting Goods, Inc. .................. 1,465 333,390
Home Depot, Inc. (The) .................... 48,275 15,309,934
Lowe's Companies, Inc. .................... 13,573 2,909,508
O'Reilly Automotive, Inc.
(a)
................... 20,286 1,762,448
Ross Stores, Inc. ......................... 7,614 1,764,392
Tractor Supply Co. ........................ 19,130 603,169
Ulta Beauty, Inc.
(a)
........................ 2,124 1,080,797
Williams-Sonoma, Inc. ..................... 5,774 1,175,413
25,502,162
a
Technology Hardware, Storage & Peripherals  —  9 .5%
Apple, Inc. ............................. 711,664 222,081,868
Dell Technologies, Inc. , Class C ............... 10,952 4,609,806
Everpure, Inc. , Class A
(a)
.................... 15,211 1,209,427
Hewlett Packard Enterprise Co. ............... 48,233 2,075,948
HP, Inc. ............................... 33,247 898,999
IonQ, Inc.
(a) (c)
............................ — —
NetApp, Inc. ............................ 7,176 1,250,705
Seagate Technology Holdings PLC ............. 7,933 6,979,453
Super Micro Computer, Inc.
(a)
................. 18,554 855,154
Western Digital Corp. ...................... 12,576 6,680,497
246,641,857
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 6,887 $ 784,085
Lululemon Athletica, Inc.
(a)
................... 3,616 474,347
NIKE, Inc. , Class B ....................... 43,615 2,016,322
Tapestry, Inc. ............................ 9,814 1,427,544
4,702,298
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 41,747 1,845,218
Ferguson Enterprises, Inc. ................... 2,357 532,611
United Rentals, Inc. ....................... 3,046 3,032,811
WW Grainger, Inc. ........................ 1,063 1,311,997
6,722,637
a
Water Utilities  —  0 .0%
American Water Works Co., Inc. ............... 9,470 1,167,367
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 24,042 4,508,596
a
a
Total Long-Term Investments — 99.2%
(Cost: $ 2,072,038,570 ) ............................... 2,586,358,185
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(b) (d) (e)
..................... 1,177,719 1,178,073
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (d)
............................ 2,705,261 2,705,261
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,883,324 ) .................................. 3,883,334
Total Investments — 99.4%
(Cost: $ 2,075,921,894 ) ............................... 2,590,241,519
Other Assets Less Liabilities — 0 .6% ..................... 16,329,999
Net Assets — 100.0% ................................. $ 2,606,571,518
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,495,948  $ —  $ (1,318,079)
(a)
$ 390  $ (186) $ 1,178,073  1,177,719  $ 6,988
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 3,651,271  —  (946,010)
(a)
—  —  2,705,261  2,705,261  78,762  —
BlackRock, Inc. ... 11,183,483  3,968,585  (6,925,793) 1,417,132  (2,149,840) 7,493,567  7,158  152,718  —
$ —  $ 1,417,522  $ (2,150,026)
$ 11,376,901
$ 238,468  $ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 13 06/18/26 $ 4,937 $ 191,079
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,586,358,185  $ —  $ —  $ 2,586,358,185
Short-Term Securities
Money Market Funds ...................................... 3,883,334  —  —  3,883,334
$ 2,590,241,519  $ —  $ —  $ 2,590,241,519
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 191,079  $ —  $ —  $ 191,079
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust